Note 1 - Organization and Description of Business	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Applied Minerals, Inc. (the “Company”) is the owner of the Dragon Mine located in the Tintic Mining District of the State of Utah from where it produces halloysite clay and iron oxide.  The Company is currently in various phases of commercial scale trials with several organizations in various markets with respects to uses of halloysite clay and iron oxide.

Applied Minerals, Inc. is a publicly traded company incorporated in the state of Delaware. The common stock trades on the OTC Bulletin Board under the symbol AMNL.